Product Revenue and Reserve and Allowances - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 14, 2022
Product Information [Line Items]
Revenue	$ 8,973	$ 2,178	$ 16,487	$ 5,279
Accounts receivable	1,256		1,256		$ 731
Gelesis
Product Information [Line Items]
Revenue					11,185	$ 21,442
Accounts receivable					731	818
Product Revenue, Net
Product Information [Line Items]
Revenue	8,973	2,178	16,487	5,279
Product Revenue, Net | Gelesis
Product Information [Line Items]
Revenue					11,185	$ 2,708
Product Revenue, Net | Roman Health Pharmacy LLC
Product Information [Line Items]
Revenue	6,916	2,037	13,415	4,931
Product Revenue, Net | Roman Health Pharmacy LLC | Third Amended and Restated Supply and Distribution Agreement
Product Information [Line Items]
Deferred income							$ 15,000
Product Revenue, Net | Roman Health Pharmacy LLC | Current Liabilities
Product Information [Line Items]
Deferred income	32,500		32,500		31,000
Product Revenue, Net | GoGoMeds
Product Information [Line Items]
Revenue	2,057	140	3,072	230
Accounts receivable	1,300	$ 800	1,300	800
Product Revenue, Net | CMS Bridging DMCC
Product Information [Line Items]
Revenue				$ 119
Product Revenue, Net | CMS Bridging DMCC | Other Assets
Product Information [Line Items]
Discounted time-based milestone	$ 4,200		$ 4,200		$ 4,100